Kennedy Capital Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 100.5%
	COMMUNICATION SERVICES — 1.8%
972	Magnite, Inc.*	$9,001
	CONSUMER DISCRETIONARY — 16.6%
58	Installed Building Products, Inc.	6,614
33	Lithia Motors, Inc. - Class A	7,555
78	Marriott Vacations Worldwide Corp.	10,519
138	Monarch Casino & Resort, Inc.	10,233
93	Ollie's Bargain Outlet Holdings, Inc.*	5,388
128	Planet Fitness, Inc. - Class A*	9,942
214	Skyline Champion Corp.*	16,099
380	Topgolf Callaway Brands Corp.*	8,216
56	Wingstop, Inc.	10,280
		84,846
	CONSUMER STAPLES — 6.8%
264	elf Beauty, Inc.*	21,740
214	Performance Food Group Co*	12,913
		34,653
	FINANCIALS — 7.3%
204	Axos Financial, Inc.*	7,532
312	BRP Group, Inc. - Class A*	7,943
50	Euronet Worldwide, Inc.*	5,595
125	Shift4 Payments, Inc. - Class A*	9,475
114	Triumph Financial, Inc.*	6,619
		37,164
	HEALTH CARE — 20.7%
353	AdaptHealth Corp.*	4,388
792	ADMA Biologics, Inc.*	2,622
117	Apollo Medical Holdings, Inc.*	4,267
317	Artivion, Inc.*	4,153
419	Avid Bioservices, Inc.*	7,860
135	Axonics, Inc.*	7,366
106	Bruker Corp.	8,357
170	Cullinan Oncology, Inc.*	1,739
836	DocGo, Inc.*	7,231
205	Halozyme Therapeutics, Inc.*	7,829
72	Ionis Pharmaceuticals, Inc.*	2,573
251	Iovance Biotherapeutics, Inc.*	1,534
62	Keros Therapeutics, Inc.*	2,647
219	Kezar Life Sciences, Inc.*	686
40	Ligand Pharmaceuticals, Inc.*	2,942
91	LivaNova PLC*,1	3,966
150	NuVasive, Inc.*	6,197

Kennedy Capital Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
11	OmniAb, Inc. Earnout Shares[2]	$—
11	OmniAb, Inc. Earnout Shares[2]	—
108	Omnicell, Inc.*	6,336
25	Prometheus Biosciences, Inc.*	2,683
131	Protagonist Therapeutics, Inc.*	3,013
173	Surgery Partners, Inc.*	5,963
163	Tandem Diabetes Care, Inc.*	6,619
124	Travere Therapeutics, Inc.*	2,789
136	Zentalis Pharmaceuticals, Inc.*	2,339
		106,099
	INDUSTRIALS — 28.7%
418	Array Technologies, Inc.*	9,146
120	ASGN, Inc.*	9,920
72	Axon Enterprise, Inc.*	16,189
143	Casella Waste Systems, Inc. - Class A*	11,820
74	Chart Industries, Inc.*	9,280
61	John Bean Technologies Corp.	6,667
466	Leonardo DRS, Inc.*	6,044
55	MasTec, Inc.*	5,194
116	Mercury Systems, Inc.*	5,930
67	NV5 Global, Inc.*	6,966
44	Paylocity Holding Corp.*	8,746
69	Tetra Tech, Inc.	10,137
133	Trex Co., Inc.*	6,473
95	UFP Industries, Inc.	7,550
316	WillScot Mobile Mini Holdings Corp.*	14,814
127	WNS Holdings Ltd. ADR*	11,833
		146,709
	INFORMATION TECHNOLOGY — 15.8%
68	Ambarella, Inc.*,1	5,264
90	Elastic N.V.*,1	5,211
111	Five9, Inc.*	8,024
1,188	Infinera Corp.*	9,219
422	Informatica, Inc.*	6,921
149	MACOM Technology Solutions Holdings, Inc.*	10,555
183	Napco Security Technologies Inc*	6,877
246	PagerDuty, Inc.*	8,605
116	Perficient, Inc.*	8,374
39	SiTime Corp.*	5,547
58	Synaptics, Inc.*	6,447
		81,044

Kennedy Capital Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE — 2.8%
527	Independence Realty Trust, Inc. - REIT	$8,448
81	Innovative Industrial Properties, Inc. - REIT	6,155
		14,603
	TOTAL COMMON STOCKS
	(Cost $503,132)	514,119
	EXCHANGE-TRADED FUNDS — 2.5%
56	iShares Russell 2000 Growth ETF	12,702
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $13,011)	12,702

Principal Amount
	SHORT-TERM INVESTMENTS — 5.2%
$26,826	Goldman Sachs FS Government Fund - Institutional Class, 4.66%[3]	26,826
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $26,826)	26,826
	TOTAL INVESTMENTS — 108.2%
	(Cost $542,969)	553,647
	Liabilities in Excess of Other Assets — (8.2)%	(42,167)
	NET ASSETS — 100.0%	$511,480

PLC – Public Limited Company
ADR – American Depository Receipt
REIT – Real Estate Investment Trusts
ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[3]	The rate is the annualized seven-day yield at period end.